CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 579	$ 47
Accounts receivable	122	935
Inventory, less allowances of $365 at December 31, 2013 and $269 at December 31, 2012	162	312
Prepaid expenses and other current assets	125	109
Total current assets	988	1,403
Property and equipment, net	7	16
Other assets, net of accumulated amortization	1,894	2,109
Total assets	2,889	3,528
Current liabilities:
Senior secured note payable, net of debt discount of $142	1,358	0
Accounts payable	1,073	1,070
License and supply agreement fee payable	0	1,318
Accrued expenses	365	321
Deferred revenue, current portion	703	707
Total current liabilities	3,499	3,416
Long-term portion of deferred revenue	0	707
Total liabilities	3,499	4,123
Commitments and Contingencies (Note 12)
Stockholders' deficit:
Preferred stock, $.001 par value; 5,000,000 shares authorized at December 31, 2013 and 2012; no shares issued and outstanding at December 31, 2013 and 2012.	0	0
Common stock, $.001 par value; 90,000,000 shares authorized at December 31, 2013 and 2012; 18,082,043 and 11,949,824 shares issued and outstanding at December 31, 2013 and December 31, 2012, respectively.	18	12
Additional paid-in capital	100,526	96,847
Accumulated other comprehensive income	74	76
Accumulated deficit	(101,228)	(97,530)
Total stockholders’ deficit	(610)	(595)
Total liabilities and stockholders’ deficit	$ 2,889	$ 3,528